Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
FaZe Clan Inc.[Member]
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum lease payment
Years ending December 31,	(in thousands)
2021 (remainder)	$621
2022	2,834
2023	2,895
2024	1,977
2025	5
Thereafter	3
Total minimum lease payment	$8,335